MET INVESTORS SERIES TRUST

METROPOLITAN SERIES FUND

SUPPLEMENT DATED AUGUST 5, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS SUPPLEMENTED

Effective immediately, notwithstanding anything to the contrary in a Portfolio’s Prospectus or Statement of Additional Information, each Portfolio may invest cash collateral it receives in connection with its securities lending activities in fixed-income securities or use any of the other investment practices listed in the “Investment Practices” subsection of the “Investment Strategies and Risks” section of the Statement of Additional Information.

Effective immediately, the first paragraph under the heading “Investment Practices” in the “Investment Strategies and Risks” section is deleted in its entirety and replaced with the following:

The following information relates to some of the investment practices in which certain of the Portfolios may engage. The table indicates which Portfolios may engage in each of these practices. A Portfolio may be subject to specific limitations on these investment practices, as stated under “Investment Policies” or “Investment Restrictions” or in such Portfolio’s Prospectus. The information below does not describe every type of investment, technique or risk to which a Portfolio may be exposed, and notwithstanding any exclusion of a Portfolio from the list of Portfolios that may use the investment practices noted below, each Portfolio may invest cash collateral it receives in connection with the Portfolio’s securities lending activity using such investment practices. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed under “Investment Restrictions.”

Effective immediately, Wen Liu no longer serves as a Portfolio Manager of American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, MetLife Asset Allocation 100 Portfolio, MetLife Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio, each a series of Met Investors Series Trust, and of MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio and MetLife Asset Allocation 80 Portfolio, each a series of Metropolitan Series Fund (each, an “MLA Portfolio” and collectively, the “MLA Portfolios”). Accordingly, effective immediately, all references to Ms. Liu are deleted.

In the section entitled “Appendix C — Portfolio Managers,” the information pertaining to the MLA Portfolios is amended to reflect that Wen Liu no longer serves as a portfolio manager of each MLA Portfolio.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to the MLA Portfolios is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Alan C. Leland, Jr.,	Registered Investment Companies	0	N/A	0	N/A
MLA Portfolios	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Kristi Slavin,	Registered Investment Companies

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
MLA Portfolios	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
Victor Soto,	Registered Investment Companies	0	N/A	0	N/A
MLA Portfolios	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE